Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INCOME SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2017
Supplement [Text Block]	fist_SupplementTextBlock
Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

CLASS A SHARES (TICKER FTIAX)
INSTITUTIONAL SHARES (TICKER FSTIX)
SERVICE SHARES (TICKER FSISX)
CLASS Y SHARES (TICKER FSTYX)
CLASS R6 SHARES (TICKER FSILX)

SUPPLEMENT TO PROSPECTUS DATED JUNE 30, 2017

The Board of Trustees of Federated Short-Term Income Fund (the "Fund") has approved a reduction in the Fund's management fee from 0.40% to 0.30% of the Fund's average daily net assets effective June 28, 2018:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Institutional Shares (IS), Service Shares (SS), Class Y Shares (Y) and Class R6 Shares (R6) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in certain classes of Federated Funds. More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus on page 18 and in "Appendix B" to this Prospectus. If you purchase the Fund's IS, Y or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment )	A	IS	SS	Y	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution (12b-1) Fee	0.50%	None	0.15%	None	None
Other Expenses	0.44%	0.44%	0.44%	0.19%	0.14%[2]
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.25%	0.75%	0.90%	0.50%	0.45%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.14)%	(0.22)%	(0.18)%	(0.14)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.11%	0.53%	0.72%	0.36%	0.35%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2Because the Fund's R6 Shares are new, "Other Expenses" are based on estimated amounts for the current fiscal year.

3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, IS, SS, Y and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.10%, 0.52%, 0.71%, 0.35% and 0.34% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) July 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A	$226	$493	$779	$1,596
IS	$77	$240	$417	$930
SS	$92	$287	$498	$1,108
Y	$51	$160	$280	$628
R6	$46	$144	$252	$567

Federated Short-Term Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fist_SupplementTextBlock
Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

CLASS A SHARES (TICKER FTIAX)
INSTITUTIONAL SHARES (TICKER FSTIX)
SERVICE SHARES (TICKER FSISX)
CLASS Y SHARES (TICKER FSTYX)
CLASS R6 SHARES (TICKER FSILX)

SUPPLEMENT TO PROSPECTUS DATED JUNE 30, 2017

The Board of Trustees of Federated Short-Term Income Fund (the "Fund") has approved a reduction in the Fund's management fee from 0.40% to 0.30% of the Fund's average daily net assets effective June 28, 2018:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Institutional Shares (IS), Service Shares (SS), Class Y Shares (Y) and Class R6 Shares (R6) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in certain classes of Federated Funds. More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus on page 18 and in "Appendix B" to this Prospectus. If you purchase the Fund's IS, Y or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment )	A	IS	SS	Y	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution (12b-1) Fee	0.50%	None	0.15%	None	None
Other Expenses	0.44%	0.44%	0.44%	0.19%	0.14%[2]
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.25%	0.75%	0.90%	0.50%	0.45%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.14)%	(0.22)%	(0.18)%	(0.14)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.11%	0.53%	0.72%	0.36%	0.35%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2Because the Fund's R6 Shares are new, "Other Expenses" are based on estimated amounts for the current fiscal year.

3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, IS, SS, Y and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.10%, 0.52%, 0.71%, 0.35% and 0.34% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) July 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A	$226	$493	$779	$1,596
IS	$77	$240	$417	$930
SS	$92	$287	$498	$1,108
Y	$51	$160	$280	$628
R6	$46	$144	$252	$567